Equity Incentive Plans & Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Outstanding as of beginning of period (in shares)	21,191	21,471	4,846
Granted (in shares)	1,023	20,923
Exercised (in shares)	(269)	(55)
Forfeited or expired (in shares)	(1,034)	(4,243)
Outstanding as of end of period (in shares)	21,191	21,471	4,846
Options vested and expected to vest as of end of period (in shares)	21,191	21,471
Vested and exercisable as of end of period (in shares)	9,361	2,697
Weighted-Average Exercise Price
Outstanding as of beginning of period (in usd per share)	$ 0.33	$ 1.51
Granted (in usd per share)	6.69	0.25
Exercised (in usd per share)	1.35	0.98
Forfeited or expired (in usd per share)	1.09	0.67
Outstanding as of end of period (in usd per share)	0.58	0.33	$ 1.51
Options vested and expected to vest as of end of period (in usd per share)	0.58	0.33
Vested and exercisable as of end of period (in usd per share)	$ 0.56	$ 0.94
Weighted-Average Remaining Contractual Term in years	8 years 2 months 12 days	9 years 3 months 18 days	8 years 1 month 6 days
Additional Disclosures
Aggregate intrinsic value of options outstanding	$ 153.2	$ 3.9
Aggregate intrinsic value of options exercised	$ 1.0	$ 0.0
Weighted-average grant date fair value of options granted (in usd per share)	$ 3.58	$ 0.11
Grant date fair value of options vested	$ 1.5	$ 0.3